UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
___ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
_______________________________ to _______________________________

Date of Report (Date of earliest event reported) _______________________________

Commission File Number of securitizer: _______________________________
Central Index Key Number of securitizer: 0001673894

                                        Robert M. Young (515) 987-6065
Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☐
X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:    0001675006
                                Spruce ABS Trust 2016-E1
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):    0001675005
Central Index Key Number of underwriter (if applicable):
                                         Robert M. Young (515) 987-6065
Name and telephone number, including area code, of the person to contact in connection with this filing

PART II:  FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
Attached as Exhibit 99.1 hereto is an Independent Accountants' Report on Applying Agreed-Upon Procedures, dated June 2, 2016, obtained by the depositor with respect to certain agreed-upon procedures performed by PricewaterhouseCoopers LLP.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Spruce ABS, LLC (Securitizer, Depositor or Underwriter)

Date June 2, 2016

/s/ Robert M. Young (Signature)*

Robert M. Young, President